Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill Cost	The balances are summarized below:
	GEO	LEO	Total
Allocated on January 1, 2024	$516,806	$1,929,797	$2,446,603
Impact of foreign exchange	—	166,369	166,369
Balance on December 31, 2024	$516,806	$2,096,166	$2,612,972

Schedule of Weighted Average Cost of Capital as a Discount Rate	The discount rates used in the calculation are presented below:
	2024	2023
GEO	10.0%	9.5%
LEO	Midpoint between 15% and 20%	Midpoint between 15% and 20%